Note 17 - Leases: Schedule of Cash Flow, Supplemental Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 1,013,605	$ 391,309	$ 119,662
Finance Lease Liabilities
Cash paid for amounts included in the measurement of lease liabilities	122,234	0	32,497
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	235,556	0	0
Operating Lease Liabilities
Cash paid for amounts included in the measurement of lease liabilities	280,013	241,012	72,225
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 1,013,605	$ 391,309	$ 119,662